ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES	12 Months Ended
Dec. 31, 2013
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

3. ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company made provision (reversal) for doubtful debts in the aggregate amount of ($1,374,668), $852,278 and $3,658,491 during the year ended December 31, 2011, 2012 and 2013, respectively. The reversal of the allowance in 2011 relates to the collection of payments from certain of the Company’s module customers in connection with receivables that were previously provided for.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2011	2012	2013
Beginning of the year	$2,412,695	$1,090,274	$1,821,755
(Reversal)allowances made during the year	(1,402,085)	852,278	3,459,401
Write off	—	(143,197)	(485,807)
Foreign exchange effect	79,664	22,400	74,593
Closing balance	$1,090,274	$1,821,755	$4,869,942

Analysis of allowances for other receivables is as follows:

	At December 31,
	2011	2012	2013
Beginning of the year	$8,733,597	$8,739,314	$8,695,727
Allowances made during the year	—	3,412	203,101
Write off	—	(47,702)	—
Foreign exchange effect	5,717	703	5,706
Closing balance	$8,739,314	$8,695,727	$8,904,534

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2011	2012	2013
Beginning of the year	$887,888	$1,267,565	$1,275,355
Allowances (reversal) made during the year	321,430	(5,125)	(6,640)
Foreign exchange effect	58,247	12,915	37,424
Closing balance	$1,267,565	$1,275,355	$1,306,139

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2011	2012	2013
Beginning of the year	$4,661,198	$4,405,850	$4,424,649
(Reversal) allowances made during the year	(294,013)	1,713	2,629
Foreign exchange effect	38,665	17,086	15,349
Closing balance	$4,405,850	$4,424,649	$4,442,627